Touchstone US Large Cap Focused ETF Investment Strategy - Touchstone US Large Cap Focused ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in U.S.-listed large capitalization equity securities. For the purpose of the Fund’s 80% policy, a large capitalization company has a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund’s Board upon 60 days’ prior written notice to shareholders. Equity securities generally include common stock. These securities may be listed on an exchange or traded over-the-counter.In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:●Are trading below its estimate of the companies’ intrinsic value; and●Have sustainable competitive advantages in place. Fort Washington evaluates a company’s competitive advantage by assessing its barrier(s) to entry. A company’s barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.The Fund is non-diversified and, therefore may, from time to time, have significant exposure to a limited number of issuers. The Fund will generally hold 25 to 45 companies, with residual cash and cash equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and cash equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meet its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.